MEMBERS Mutual Funds
Shareholder Services:
Post Office Box 60569
King of Prussia, PA 19406-0569
(800) 877-6089
www.membersfunds.com

                      Supplement dated October 31, 2000 to
                       Prospectus dated February 28, 2000

SUB-ADVISOR CHANGE

The Funds' prospectus and statement of additional information are amended as follows:

         As of November 1, 2000, IAI International Limited will no longer manage any of the assets of the International Stock Fund. Lazard Asset Management will assume management of the portion of the Fund formerly managed by IAI International Limited.